Cash and cash equivalents (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents
Cash on hand	$ 279,521	$ 239,542	$ 182,491
Bank balances	367,146,884	179,097,293	68,131,885
Cash	367,426,405	179,336,835	68,314,376
Time deposits	186,368,967	389,303,495	54,890,333
Securities purchased under resale agreements	49,038,418	12,115,866	109,332,901
Investments in mutual funds	15,320,226	16,325,479	33,030,515
Short term investments classified as cash equivalents	64,358,644	28,441,345	142,363,416
Cash equivalents	250,727,611	417,744,840	197,253,749
Total	$ 618,154,016	$ 597,081,675	$ 265,568,125	$ 396,389,016